Long Term Debt - Principal Payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Principal Payments [Abstract]
July to December 2013	$ 58,667
2014	120,495
2015	174,842
2016	270,406
2017	182,805
2018 and thereafter	631,436
Total	$ 1,438,651	$ 1,442,427